CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 619.9	$ 506.2
Short-term bank deposits	176.9	134.0
Marketable securities	672.2	731.7
Trade receivables, net	436.9	728.8
Prepaid expenses and other assets	125.2	92.7
Total current assets	2,031.1	2,193.4
LONG-TERM ASSETS:
Marketable securities	1,348.2	1,411.9
Property and equipment, net	83.1	80.8
Deferred tax asset, net	62.4	74.7
Intangible assets, net	175.7	201.4
Goodwill	1,754.1	1,695.7
Other assets	245.0	96.6
Total long-term assets	3,668.5	3,561.1
Total assets	5,699.6	5,754.5
CURRENT LIABILITIES:
Trade payables	44.5	54.8
Employees and payroll accruals	194.3	241.5
Deferred revenues	1,317.3	1,471.3
Accrued expenses and other liabilities	156.5	176.6
Total current liabilities	1,712.6	1,944.2
LONG-TERM LIABILITIES:
Deferred revenues	569.5	529.0
Income tax accrual	304.7	459.6
Other liabilities	33.0	32.3
Total long-term liabilities	907.2	1,020.9
Total liabilities	2,619.8	2,965.1
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at September 30, 2025 and December 31, 2024; 261,223,970 shares issued at September 30, 2025 and December 31, 2024; 107,354,722 and 108,368,523 shares outstanding at September 30, 2025 and December 31, 2024, respectively	0.8	0.8
Additional paid-in capital	3,424.1	3,049.5
Treasury shares at cost, 153,869,248 and 152,855,447 ordinary shares at September 30, 2025, and December 31, 2024, respectively	(15,144.0)	(14,264.4)
Accumulated other comprehensive income (loss)	32.7	(10.3)
Retained earnings	14,766.2	14,013.8
Total shareholders' equity	3,079.8	2,789.4
Total liabilities and shareholders' equity	$ 5,699.6	$ 5,754.5